Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposition and impairment of long-lived assets by segment
Gain (loss) on disposal/write-down of property, plant and equipment	$ 1,417	$ (4,400)	$ 2,286
Loss associated with discontinued use of certain third-party software licenses			3,500
United Kingdom
Disposition and impairment of long-lived assets by segment
Gain (loss) on disposal/write-down of property, plant and equipment	1,800
Number of buildings sold	2
Canada
Disposition and impairment of long-lived assets by segment
Gain (loss) on disposal/write-down of property, plant and equipment			3,200
Europe
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities	900	5,500
North American Records and Information Management
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities	1,700	800
Emerging Businesses
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities		1,100
Latin America
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities		500
North American Records and Information Management business
Disposition and impairment of long-lived assets by segment
Gain (loss) on disposal/write-down of property, plant and equipment	2,500	3,500	3,000
Loss associated with discontinued use of certain third-party software licenses			450
International Business
Disposition and impairment of long-lived assets by segment
Loss associated with discontinued use of certain third-party software licenses			3,050
Corporate and Other
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities	$ 300